Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Non-Current Assets

Other non-current assets are comprised of the following:

	December 31, 2012	December 31, 2011
Capitalized loan origination fees	83,275	86,409
Intangible assets, net	17,806	16,545
Prepaid royalty	26,187	25,203
VAT receivable	16,181	18,206
Advance payment to non state pension funds	15,934	13,539
Deferred assets from sale and lease back	13,574	13,630
Prepaid bonds	5,252	10,074
Single payment for participation in auction	—	7,180
Other	5,357	12,959

Total other non-current assets	183,566	203,745